SCHEDULE OF LEASE LIABILITY (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	$ 104,124
Less: short term portion	(44,577)	$ (124,909)
Long term position	59,897	$ 254,811
Operating Lease Liability Net [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	70,550
Operating Lease Liability Net One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	$ 33,574